Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2017
Taxes on Income [Abstract]
Schedule of deferred tax assets
	December 31,
	2017	2016
Deferred tax assets
Operating loss carryforward	$7,687,141	$2,767,407
Temporary differences	275,807	150,883

Total deferred tax assets	7,962,948	2,918,290

Valuation allowance	(7,962,948)	(2,918,290)

Net deferred tax assets	$-	$-

Schedule of reconciliation of tax benefit

	Year ended December 31,
	2017	2016	2015

Loss before tax benefit	$(2,843,905)	$(1,621,400)	$(1,773,655)

Statutory tax rate	24%	25%	26.5%

Income tax benefit	682,537	405,350	470,019
Effect of:
Losses and timing differences for which valuation allowance was provided, net	(474,700)	(347,128)	(463,890)
Foreign exchange differences (*)	-	-	(10,104)
Non-deductible expenses and other permanent differences	(159,580)	(27,055)	(482)
Other	(48,257)	(31,167)	4,457

Income tax expense recognized in profit or loss	$-	$-	$-

(*)	Results for tax purposes are measured under measurement of results for tax purposes under the Income Tax (Inflationary Adjustments) Law, 1985, in terms of earnings in NIS. As explained in Note 2b, the financial statements are measured in U.S. dollars. The NIS/dollar exchange rate variance during the year caused a difference between taxable income and the income before taxes shown in the consolidated financial statements. In accordance with ASC 740-10-25-3(F), the Company has not provided deferred income taxes in respect of the difference between the functional currency and the tax bases of assets and liabilities.